Exchangeable note liabilities - Changes in Fair Value Measurement Of Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period	¥ 925,895
Liabilities at end of period	456,537	¥ 925,895
Exchangeable note liabilities
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period	185,745	128,820	¥ 90,513
Converted into ordinary share upon initial public offering	(140,471)
Change in fair value	(45,274)	56,925	38,307
Liabilities at end of period		185,745	128,820
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	¥ (45,274)	¥ 56,925	¥ 38,307